PROPERTY AND EQUIPMENT (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 6,374	$ 6,203
Accumulated depreciation and amortization	(5,714)	(5,152)
Property and equipment, net	660	1,051
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,688	3,588
Office equipment and furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	265	265
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	428	357
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,993	$ 1,993